Accrued expenses, accounts payable and other liabilities (Tables)	12 Months Ended
Mar. 31, 2015
Accrued expenses, accounts payable and other liabilities
Schedule of accrued expenses, accounts payable and other liabilities

	As of March 31,
	2014	2015
	(in millions of RMB)
Current:
Accrued bonus and staff costs, including sales commission	3,412	6,377
Accrued cost of revenue and sales and marketing expenses	2,046	5,158
Other deposits received in rendering services on e-commerce marketplaces	1,156	1,391
Amounts due to related companies (i)	300	927
Liabilities arising from treasury management activities	250	776
Accruals for purchases of property and equipment	454	701
Payable due to third party marketing affiliates	649	667
Other taxes payable (ii)	705	635
Accrual for interest expense	402	535
Unvested share options exercised	850	518
Accrued donations	262	339
Contingent and deferred consideration in relation to investments and acquisitions	443	329
Accrued professional services expenses	126	302
Others	832	1,179

	11,887	19,834

Non-current:
Contingent and deferred consideration and put liability in relation to investments and acquisitions	54	1,953
Others	18	197

	72	2,150

(i)

Amounts due to related companies primarily represent balances arising from the transactions with Yahoo and the transactions with Ant Financial Services and its subsidiaries. The balances are unsecured, interest free and repayable within the next twelve months.

(ii)	Other taxes payable represents business tax, value-added tax and related surcharges and PRC individual income tax of employees withheld by the Company.